Related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Amounts due to Xiaofeng Gao	$ 257,037	$ 0	$ 0	$ 1,590,305
Management [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	32.30%
Amounts due to Xiaofeng Gao	$ 257,037
Expense paid by Xiaofeng Gao	$ 2,266,396